JUDICIAL DEPOSITS - Summary of Detailed Information About Judicial Deposits (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Judicial deposits		R$ 585,284	R$ 566,190	R$ 337,255
Unaccrued tax proceedings [Member]
Statement [Line Items]
Judicial deposits	[1]	273,295	262,654
Accrued tax proceedings [Member]
Statement [Line Items]
Judicial deposits	[2]	266,828	252,961
Unaccrued civil proceedings [Member]
Statement [Line Items]
Judicial deposits		8,212	9,671
Accrued civil proceedings [Member]
Statement [Line Items]
Judicial deposits		2,821	2,189
Unaccrued labor proceedings [Member]
Statement [Line Items]
Judicial deposits		11,970	14,166
Accrued labor proceedings [Member]
Statement [Line Items]
Judicial deposits		R$ 22,158	R$ 24,549

[1]	The tax proceedings related to these judicial deposits refer mainly to the ICMS-ST, disclosed in note 23.2.1, contingent liabilities - possible risk of loss.
[2]	The tax proceedings related to these judicial deposits basically refer to the sum of amounts disclosed in note 23.1.1 and the amount accrued as explained in the note 22.